GOODWILL AND INTANGIBLE ASSET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill	Changes in Goodwill during the year ending 2019 and 2018 is as follows:
	2019	2018
Beginning of year	$-	$-
Acquired goodwill	61,000	-
Impairment	(61,000)
	$61,000	$-

Intangible asset	Intangible asset consisted of the following for the three months ended March 31:
	2020	2019
Trademark	$81,750	$-
Less: Accumulated Amortization	(6,131)	-
	$75,619	$-
Intangible asset consisted of the following at December 31:
	2019	2018
Trademark	$81,750	$-
Less: Accumulatd Amortization	(4,087)	-
	$77,663	$-

Estimated future amortization expense	Estimated future amortization expense related to intangible assets as of March 31, 2020 is as follows:
2020	$6,131
2021	8,175
2022	8,175
2023	8,175
2024	8,175
Thereafter	36,788
$75,619
Estimated future amortization expense related to intangible assets as of December 31, 2019 is as follows:
2020	$8,175
2021	8,175
2022	8,175
2023	8,175
2024	8,175
Thereafter	36,788
$77,663